Interest charges and related fees (Tables)	12 Months Ended
Dec. 31, 2017
Interest charges and related fees
	2017	2016	2015
Subordinated loans	34	34	33
Trust pass-through securities	9	9	9
Borrowings	229	210	240
Other	162	95	129
Total	435	347	412

Aegon N.V [member]
Interest charges and related fees

	2017	2016
Subordinated borrowings	34	34
Borrowings	62	68
Other	4	4
Total	100	106